Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Notes Payable

Note 7– Notes Payable

The Company entered into an SBA loan during 2020 with a principal amount of $50,700. The note bears interest at a rate of 3.75% per annum. The SBA announced extended deferment periods for all COVID-19 and other disaster loans until 2022. As such, repayment of the Company’s SBA loan did not begin until November 2022. Subsequently interest only payments have been made per the loan agreement. The loan is secured by the assets of the Company.

Loan Maturity:

For the Year	Loan Maturity Amount
2025	$2,277
2026	1,204
2027	1,220
2028	1,298
2029	1,347
Thereafter	43,324
Total	$50,700

Note 7– Notes Payable

The Company entered into an SBA loan during 2020 with a principal amount of $50,700. The note bears interest at a rate of 3.75% per annum. The SBA announced extended deferment periods for all COVID-19 and other disaster loans until 2022. As such, repayment of the Company’s SBA loan did not begin until November 2022. Subsequently interest only payments have been made per the loan agreement. The loan is secured by the assets of the Company.

Loan Maturity:

For the Year	Loan Maturity Amount
2025	$2,277
2026	1,204
2027	1,250
2028	1,298
2029	1,347
Thereafter	43,324
Total	$50,700